Income Taxes - Reconciliation of Differences between PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Income tax expense	¥ 8,159	¥ 4,645	¥ 12,976
Percent
Effective income tax rate	95.70%	(9.60%)	(13.50%)
PRC
Amount
Statutory income tax rate	¥ 2,131
Research and development credits	(4,653)
Nondeductible entertainment fee	2,448
Preferential tax treatment	3,323
Other nontaxable or nondeductible items	99
Change in valuation allowance	(7,382)
Uncertain tax positions	(1,501)
Income tax expense	¥ 8,159
Percent
Statutory income tax rate	25.00%	25.00%	25.00%
Research and development credits	(54.60%)
Nondeductible entertainment fee	28.70%
Other nontaxable or nondeductible Items	1.10%
Permanent differences		2.80%	16.30%
Change in valuation allowance	(86.60%)	(25.20%)	(46.40%)
Effect of preferential tax treatment	39.00%	(6.90%)	(7.40%)
Uncertain tax positions	(17.60%)	6.40%	1.80%
Tax rate difference from statutory rate in other jurisdictions		(11.70%)	(2.80%)
Effective income tax rate	95.70%	(9.60%)	(13.50%)
Foreign Tax Jurisdictions | Cayman
Amount
Foreign Tax Effects	¥ 275
Percent
Foreign Tax Effects	3.20%
Foreign Tax Jurisdictions | Hong Kong
Amount
Foreign Tax Effects	¥ 4,558
Change in valuation allowance	¥ 8,848
Percent
Foreign Tax Effects	53.50%
Change in valuation allowance	103.80%
Other Foreign Jurisdictions
Amount
Foreign Tax Effects	¥ 13
Percent
Foreign Tax Effects	0.20%